8. STOCK OPTIONS AND WARRANTS: Share-based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Share-based Payment Arrangement, Option, Activity

Stock option transactions and the number of stock options for the year ended September 30, 2019 are summarized as follows:

Expiry date	Exercise price	September 30, 2018	Granted	Exercised	Expired / cancelled	September 30, 2019
February 25, 2019	$ 0.25	22,500	-	-	(22,500)	-
April 29, 2020	$ 0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$ 0.25	100,000	-	-	-	100,000
September 30, 2021	$ 0.15	1,270,000	-	-	-	1,270,000
March 14, 2023	$ 0.10	850,000	-	-	-	850,000
July 30, 2024	$ 0.10	-	2,015,000	-	-	2,015,000
Options outstanding		3,507,000	2,015,000	-	(22,500)	5,499,500
Options exercisable		3,507,000	2,015,000	-	(22,500)	5,499,500
Weighted average exercise price		$ 0.18	$ 0.10	$ Nil	$ 0.25	$ 0.15

As at September 30, 2019, the weighted average contractual remaining life of options is 2.93 years (September 30, 2018 – 2.81 years; September 30, 2017 – 3.29 years).  The weighted average fair value of stock options granted during the year ended September 30, 2019 was $0.08 (2018 - $0.08; 2017 - $Nil).

Stock option transactions and the number of stock options for the year ended September 30, 2018 are summarized as follows:

Expiry date	Exercise price	September 30, 2017	Granted	Exercised	Expired / cancelled	September 30, 2018
February 25, 2019	$ 0.25	22,500	-	-	-	22,500
April 29, 2020	$ 0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$ 0.25	100,000	-	-	-	100,000
September 30, 2021	$ 0.15	1,270,000	-	-	-	1,270,000
March 14, 2023	$ 0.10	-	850,000	-	-	850,000
Options outstanding		2,657,000	850,000	-	-	3,507,000
Options exercisable		2,657,000	850,000	-	-	3,507,000
Weighted average exercise price		$ 0.20	$ 0.10	$ Nil	$ Nil	$ 0.18

Stock option transactions and the number of stock options for the year ended September 30, 2017 are summarized as follows:

Expiry date	Exercise price	September 30, 2016	Granted	Exercised	Expired / cancelled	September 30, 2017
May 7, 2017	$ 0.25	4,500	-	-	(4,500)	-
February 25, 2019	$ 0.25	22,500	-	-	-	22,500
April 29, 2020	$ 0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$ 0.25	100,000	-	-	-	100,000
September 30, 2021	$ 0.15	1,270,000	-	-	-	1,270,000
Options outstanding		2,661,500	-	-	(4,500)	2,657,000
Options exercisable		2,661,500	-	-	(4,500)	2,657,000
Weighted average exercise price		$ 0.20	$ Nil	$ Nil	$ 0.25	$ 0.20